Share-based compensation	12 Months Ended
Dec. 31, 2022
Share-based compensation
Share-based compensation

19. Share-based compensation

Equity-based awards granted to the employees as compensation are measured based on the grant date fair value of the award. Equity-based awards that do not require future service are expensed immediately. Equity-based awards with service and performance conditions are expensed over the relevant service period to the extent the performance condition is met or deemed probable. Equity-based awards with service and market conditions are expensed over the relevant service period regardless of whether the market condition is met.

LTIP

In 2016, the Company’s shareholders approved the LTIP, which was amended and extended by shareholder approval on May 13, 2020. The LTIP creates alignment between participants in the LTIP and public shareholders and creates a long-

term retention vehicle. All of the Group’s employees may be granted awards under the LTIP, and the Group typically makes an initial LTIP grant to each new employee and periodic grants thereafter.

The LTIP is administered by the compensation committee of the Board (the “Compensation Committee”). The Compensation Committee has discretion to select plan participants, determine the type and the number of awards and set the performance targets or adjust them in certain circumstances; provided that, in the period from 2016 to 2030, awards may not be granted under the LTIP if such grant (together with any other grant made at the same time) would cause the number of shares that have been issued or could be issued under the LTIP or any other share plan adopted by the Group to exceed 10% of the Company’s issued ordinary share capital at the proposed date of grant. The satisfaction of awards through the purchase of shares on the open market will be treated as an issuance of ordinary shares for the purposes of the above limit for so long as institutional shareholder guidelines recommend this. If awards are satisfied through a transfer of existing ordinary shares, the percentage limit stated above will not apply.

Awards under the LTIP are equivalent to awards of restricted stock units, which are treated as phantom awards for tax and legal purposes. Vesting of awards is subject to satisfaction of service-based conditions, requiring that the participant remains employed by the Group at the time of vesting, and may also require satisfaction of performance-based conditions set by the Compensation Committee at the time of grant and including total shareholder return over different measuring periods. The awards granted during the year ended December 31, 2020 and prior years included both service- and performance-based conditions. Beginning during the year ended December 31, 2021, the awards have continued to have service-based conditions while at least 50% of the awards granted to the employees who are part of the Company’s senior management must also have a performance-based condition. Awards generally cliff vest three years from the grant date, and each performance-based condition is measured over the three individual financial years beginning with the financial year in which the award was granted as well as over the entire three financial years as a whole.

In the event of a participant’s termination of employment for any reason prior to vesting, other than death, disability or retirement, all outstanding awards will be forfeited. In the event of the participant’s death, disability, retirement or, in certain circumstances, at the discretion of the Compensation Committee (e.g., good leavers), outstanding awards will continue to vest until the end of the performance period and will be prorated based on the number of full months the participant was employed during the performance period. In special circumstances, the Compensation Committee has the discretion to accelerate vesting of the awards or alter proration or performance targets for outstanding awards.

Awards granted under the LTIP are subject to clawback provisions for up to five years from the vesting date in the following circumstances: (i) a material financial misstatement or miscalculation of the Group’s audited financial statements; (ii) the assessment of any performance-based condition on vesting which was based on error, misleading information or inaccurate assumptions; or (iii) the gross misconduct of a participant.

The Compensation Committee has the discretion, in relation to the performance-based conditions, to adjust the vesting level if it considers that the performance-based conditions would have been met to a greater or lesser extent at the end of the full performance period. The Compensation Committee also has the discretion to modify award proration if it considers that the contribution of the Company’s management team to the creation of shareholder value during the applicable performance or vesting period would not otherwise be properly recognized.

During the period since the LTIP’s inception through December 31, 2022, the Group has issued awards in respect of approximately 2.9% of the Company’s issued ordinary share capital and, at December 31, 2022, there was a total of approximately 6.5 million awards issued under the LTIP since its inception. Awards granted under the LTIP may be satisfied with newly issued shares, a transfer of treasury shares or shares purchased on the open market. At December 31, 2022, approximately 16.0 million ordinary shares remained available for future grants under the LTIP through 2030.

The table below sets forth the LTIP activity for the year ended December 31, 2022.

	Number of	Weighted average
	ordinary	grant date fair value
(Ordinary shares in thousands)	shares	per ordinary share
Unvested LTIP awards at December 31, 2021	4,094	$7.94
Granted(1)	1,374	8.90
Earned/vested(2)	(632)	15.64
Forfeited	(129)	9.27
Unvested LTIP awards at December 31, 2022	4,707	$7.15
1.	The weighted average grant date fair value of the LTIP awards granted during the years ended December 31, 2022, 2021 and 2020 was $12.2 million, $16.6 million and $7.1 million, respectively. The associated weighted average grant date fair value per ordinary share for the LTIP awards granted during the years ended December 31, 2022, 2021 and 2020 was $8.90, $8.74 and $4.16, respectively.
2.	The aggregate fair value of LTIP awards that vested during the years ended December 31, 2022, 2021 and 2020 was $9.9 million, $2.5 million and $3.5 million, respectively.

The Group used the Monte-Carlo model to estimate the fair value of the LTIP awards granted during the years ended December 31, 2022, 2021 and 2020. If applicable, the Group would adjust the grant date fair value of equity awards for material nonpublic information existing at the grant date that could affect the fair value of the equity award, consistent with ASC 718 and the SEC staff guidance in SAB 120. The weighted average remaining contractual term of the unvested LTIP awards was 1.3 years, 1.7 years and 2.0 years at December 31, 2022, 2021 and 2020, respectively. The compensation cost related to the unvested LTIP awards not yet recognized was $16.5 million, $18.8 million, $13.2 million and $12.6 million at December 31, 2022, 2021, 2020 and 2019, respectively.

The table below sets forth the key assumptions used for valuing the LTIP awards made during the years ended December 31, 2022, 2021, 2020 and 2019.

	2022	2021	2020	2019
Dividend yield	0.72%	0.48%	0.48%	1.00%
Expected volatility	52.90%	54.70%	53.70%	40.80%
Risk-free interest rate	2.65%	0.34%	(0.02)%	0.63%
Expected term of awards (years)	3.00	3.00	3.00	3.00
Weighted average fair value per ordinary share ($)	8.90	8.74	4.16	15.85
Weighted average price per ordinary share ($)	9.37	9.10	6.37	16.78

The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the LTIP awards is indicative of future trends, which may not necessarily be the actual outcome.

Deferred Compensation Plan

During the year ended December 31, 2021, the Group established the Deferred Compensation Plan, under which a specified group of employees can elect to defer a portion of their compensation until future years. Participants may elect to defer base salary, bonuses, payments under the “carry pools” program and LTIP awards. The deferral period is a minimum of three years, and deferral distributions may be elected to be received in a lump sum or in annual installments. During the deferral period, the participant elects for their deferral account to be notionally invested in various mutual funds or the Company’s ordinary shares. In addition, the Company may in its sole discretion make a matching contribution to the participant’s deferral account to the extent it is notionally invested in the Company’s ordinary shares. Distributions from the Deferred Compensation Plan will be made in accordance with the timing and form selected by the individual participant when the deferral is first elected. The Deferred Compensation Plan is administered and maintained by an independent third party.

The Group has purchased, and may continue to purchase, its own ordinary shares which are held in treasury as reflected in the consolidated statements of changes in equity in connection with the matching component of the Deferred Compensation Plan. The matching component of the Deferred Compensation Plan is accounted for as share-based compensation and vests after a two-year service period. For the year ended December 31, 2022, the Group granted 146,455 unvested ordinary shares at a weighted average grant date fair value of $9.31 per ordinary share. The weighted average remaining contractual term of unvested awards under the Deferred Compensation Plan was 1.3 years at December 31, 2022. The compensation cost related to unvested awards under the Deferred Compensation Plan not yet recognized was $0.9 million at December 31, 2022.

The outstanding deferred compensation liability to participants is $9.1 million and $4.8 million at December 31, 2022 and 2021, respectively. The outstanding deferred compensation liability includes amounts notionally invested in the Company’s ordinary shares from both employee deferrals and company matching.